COMMITMENTS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Frequency fee expense	₪ 63	₪ 64	₪ 65
Commited to acquire property and equipment and software	5
Commited to acquire inventory	818
Maintenance fee for years 2018-2023			₪ 52
Bank guarantees	126
In respect of licenses [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees	100
Other parties [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees	26
PHI's debt [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees	₪ 50